                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FBOP CORPORATION
Address: 11 WEST MADISON STREET
         OAK PARK, ILLINOIS 60302

Form 13F File Number: 28-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MICHAEL F. DUNNING
Title:   EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone:   708-445-3173

Signature, Place, and Date of Signing:


/s/ MICHAEL F. DUNNING, OAK PARK, IL, JULY 31, 2008
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total: $69,904 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

No.   Form 13F File No.               Name
---   -----------------   ----------------------------

1.        28-12734        COTTONWOOD HOLDINGS, INC.

2.           N/A          RIVER CAPITAL ADVISORS, INC.

3.           N/A          TREMONT CAPITAL CORPORATION

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                           FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                               TITLE OF               VALUE   SHARES/  SH /  PUT /  INVSTMT    OTHER   ---------------------
       NAME OF ISSUER           CLASS      CUSIP    (X$1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
-----------------------------  --------  ---------  --------  -------  ----  -----  -------  --------  -------  ------  ----
Bank Marin Corte Madera CA       COM     063431100     5576    228543   SH          DEFINED      1      228543
Bankfinancial Corp               COM     06643P104    13999   1076000   SH          DEFINED      1     1076000
Banner Corp                      COM     06652V109    12537   1414979   SH          DEFINED      1     1414979
Banner Corp                      COM     06652V109     1342    151421   SH            SOLE              151421
Cascade Financial Corp           COM     147272108     1078    165527   SH            SOLE              165527
Cascade Financial Corp           COM     147272108     2786    428018   SH          DEFINED      1      428018
CFS Bancorp Inc                  COM     12525D102     9872    845914   SH            SOLE              845914
Community Health Sys             COM     203668108     2416     73250   SH          DEFINED      2       73250
Doral Financial                  COM     25811P100     1061     78344   SH          DEFINED      1       78344
EPIC Bancorp                     COM     294250105     2185    189000   SH          DEFINED      1      189000
Evergreenbancorp                 COM     300349107       40      3958   SH          DEFINED      1        3958
MB Financial Inc                 COM     55264U108     1285     57209   SH            SOLE               57209
Midwest Banc Holdings Inc        COM     598251106      884    181637   SH          DEFINED      3      181637
Old Second Bancorp Inc ILL       COM     680277100      378     32532   SH            SOLE               32532
PFF Bancorp Inc                  COM     69331W104     2408   2229200   SH          DEFINED      1     2229200
Provident Bankshares Corp        COM     743859100       52      8143   SH            SOLE                8143
Provident Financial Hldgs Inc    COM     743868101     5755    609682   SH          DEFINED      1      609682
R & G Financial Corp             COM     749136107      251    353602   SH          DEFINED      1      353602
Rainier Pacific Financial        COM     75087U101     2937    307489   SH          DEFINED      1      307489
Riverview Bancorp Inc            COM     769397100      876    118053   SH          DEFINED      1      118053
Southwest Bancorp Inc OKLA       COM     844767103      173     15000   SH            SOLE               15000
Sprint Nextel Corp               COM     852061100     1663    175000   SH          DEFINED      2      175000
Thornburg Mortgage Inc           COM     885218107        6     29000   SH            SOLE               29000
Umpqua Holdings Corp.            COM     904214103      344     28323   SH          DEFINED      1       28323

                                                      69904